UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22748

YCG Funds
(Exact name of registrant as specified in charter)

11701 Bee Cave Road, Suite 217
Austin, TX 78738
(Address of principal executive offices) (Zip code)

Will Kruger
YCG Funds
11701 Bee Cave Road, Suite 217
Austin, TX 78738
 (Name and address of agent for service)

(512) 505-2347
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  August 31, 2013

Item 1. Schedule of Investments.

Schedule of Investments
August 31, 2013 (Unaudited)
YCG Enhanced Fund

	Shares	Value
COMMON STOCKS - 87.39%
Beverages - 13.81%
Coca-Cola Co.	74,942	$2,861,286
PepsiCo., Inc.	32,787	2,614,107
		5,475,393
Commercial Banks - 1.43%
Wells Fargo & Co.	13,844	568,712
Communications Equipment - 1.09%
Cisco Systems, Inc.	18,566	432,773
Consumer Finance - 1.49%
Nicholas Financial, Inc.	36,606	591,187
Diversifed Financial Services - 4.87%
MSCI, Inc. (a)	51,457	1,930,152
Energy Equipment & Services - 0.88%
Ensco Plc	6,300	350,028
Food & Staples Retailing - 8.65%
CVS Caremark Corp.	6,693	388,529
Sysco Corp.	55,762	1,785,499
Tesco Plc - ADR	72,703	1,257,762
		3,431,790
Food Products - 6.92%
Unilever NV - ADR	72,878	2,742,399
Health Care Equipment & Supplies - 5.05%
Becton, Dickinson & Co.	6,447	627,809
C.R. Bard, Inc.	11,966	1,374,534
		2,002,343
Health Care Providers & Services - 2.01%
WellPoint, Inc.	9,369	797,677
Household Products - 17.38%
Clorox Co.	10,671	882,492
Colgate-Palmolive Co.	33,760	1,950,315
Procter & Gamble Co. (b)	52,144	4,061,496
		6,894,303
Insurance - 7.48%
Aon Plc	44,670	2,965,195
Internet Software & Services - 0.99%
Google, Inc. (a)	463	392,115
IT Services - 3.13%
Mastercard, Inc.	2,048	1,241,252
Media - 6.22%
DIRECTV (a)	18,902	1,099,718
News Corp. (a)	9,688	152,102
Twenty-First Century Fox, Inc.	38,755	1,214,194
		2,466,014
Software - 5.99%
Microsoft Corp.	30,296	1,011,886
Oracle Corp.	42,800	1,363,608
		2,375,494
TOTAL COMMON STOCKS (Cost $30,775,119)		34,656,827
Total Investments (Cost $30,775,119) - 87.39%		34,656,827
Other Assets in Excess of Liabilities - 12.61%		5,002,046
TOTAL NET ASSETS - 100.00%		$39,658,873

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
Plc	Public Limited Company
(a)	Non-Income Producing
(b)	A portion of this security is pledged as collateral on written options.

The cost basis of investments for federal income tax purposes at August 31, 2013 was as follows*:

Cost of investments	$30,775,119
Gross unrealized appreciation	4,000,672
Gross unrealized depreciation	(118,964)
Net unrealized appreciation	$3,881,708

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Schedule of Options Written
	Contracts	Value
CALL OPTIONS
Ensco Plc
Expiration: September, 2013; Exercise Price: $57.50	63	$2,205
Oracle Corp.
Expiration: September, 2013; Exercise Price: $31.00	239	34,655
PUT OPTIONS
C.H. Robinson Worldwide, Inc.
Expiration: November, 2013; Exercise Price: $57.50	72	22,320
Coca-Cola Co.
Expiration: October, 2013; Exercise Price: $39.00	82	13,202
CVS Caremark Corp.
Expiration: November, 2013; Exercise Price: $60.00	140	47,600
DIRECTV
Expiration: September, 2013; Exercise Price: $62.50	62	27,900
Expiration: December, 2013; Exercise Price: $60.00	17	7,480
eBay, Inc.
Expiration: October, 2013; Exercise Price: $52.50	38	13,490
Mastercard, Inc.
Expiration: October, 2013; Exercise Price: $600.00	21	35,490
Microsoft Corp.
Expiration: October, 2013; Exercise Price: $32.00	144	9,936
Oracle Corp.
Expiration: September, 2013; Exercise Price: $31.00	64	4,096
WellPoint, Inc.
Expiration: September, 2013; Exercise Price: $80.00	4	106
Wells Fargo & Co.
Expiration: October, 2013; Exercise Price: $43.00	73	17,520
Total Options Written (Premiums received $251,813)		$236,000

Valuation Measurements

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period.  In addition, these standards require expanded disclosure for each major category of assets.  These inputs are summarized in the three broad levels listed below:

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -
Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

During the period, certain of the securities and other instruments held by the Fund were categorized as Level 2 based upon the inputs and methodologies used to determine the fair value of the security or instrument.  The Fund's investments that were categorized as Level 2 include certain over-the-counter option contracts.  When there is no last sale price available, options written are valued using at the mean between the current bid and asked prices, which is not a traded price.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's net assets as of August 31, 2013:

	Level 1	Level 2	Level 3	Total
Common Stocks*	$34,656,827	$-	$-	$34,656,827
Other Financial Instruments**
Options Written	$(158,494)	$(77,506)	$-	$(236,000)

* Please refer to the portfolio of investments to view securities by industry type.
** Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, which are reflected at value.

There were no transfers into or out of Levels 1, 2, or 3 during the period.
Transfers between levels are recognized at the end of the reporting period.

Derivative Instruments and Hedging Activities

The Funds have adopted derivative instruments disclosure standards in order to enable the investor to understand how and why an entity used derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund's results of operations and financial position.

The Fund may write put options and covered call options on a substantial portion of the Fund’s long equity portfolio as a means to generate additional income and to tax-efficiently enter and exit positions. The Fund will not use this strategy as a means of generating implicit leverage. In other words, if all put options were to be exercised, the Fund will generally have enough cash on hand to purchase the assigned shares. During the period, the YCG Enhanced Fund used written put options in a manner consistent with the strategy described above.

Balance Sheet -- Values of Derivative Instruments as of August 31, 2013

Liability Derivatives
Derivatives not accounted for as hedging instruments	Balance Sheet Location	Value
Equity Contracts - Options	Options Written, at value	$236,000
Total		$236,000

The average monthly market value of written options during the period ended August 31, 2013 was as follows:

YCG Enhanced Fund
Written Options	$137,723

Derivative Risks
The risks of using the various types of derivatives in which the Fund may engage include: the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Fund in the manner intended by the Adviser; the risk that the counterparty to a derivative contract may fail to comply with its obligations to the Fund; the risk that there may not be a liquid secondary market for the derivative at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; the risk that the use of derivatives may induce leverage in the Fund, and the risk that the cost of the derivative may reduce the overall returns experienced by the Fund.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) YCG Funds

By (Signature and Title) /s/ Brian Yacktman
 Brian Yacktman, President

Date  9/30/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Brian Yacktman
  Brian Yacktman, President

Date  9/30/2013

By (Signature and Title)* /s/ Will Kruger
   Will Kruger, Treasurer

Date  9/30/2013

* Print the name and title of each signing officer under his or her signature.